Loss Per Common Share - Schedule of Common Share Equivalent Basis and Outstanding Excluded from per Share Computations of Antidilutive (Details) (10-K) - shares	9 Months Ended		12 Months Ended
	Sep. 28, 2020	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Total	9,569,360	9,739,981	9,743,641	9,004,995
2016 Long Term Incentive Plan [Member]
Total			365,000
Warrants [Member]
Total			925,935	925,935
Options [Member]
Total	79,560	76,500	76,500	111,400
Convertible Peferred Shares [Member]
Total			7,785,766	7,395,404
Restricted Shares - Unvested [Member]
Total		212,815	590,440	572,256
2016 Long Term Incentive Plan [Member]
Total